UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	7/31/2018

Item 1 – Reports to Stockholders

PGIM GOVERNMENT MONEY MARKET FUND

(formerly known as Prudential Government Money Market Fund, Inc.)

ANNUAL REPORT

JULY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum current income consistent with stability of capital and the maintenance of liquidity

Highlights

•

The Fund invests in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. The main sectors include Treasury bills and coupons, fixed- and floating-rate agency notes, agency discount notes, and repurchase agreements.

•

Throughout the reporting period, the Fund maintained a cautious yet tactical stance on interest-rate risk. The Fund’s weighted-average maturity was shortened in anticipation of expected Federal Reserve (Fed) rate hikes during December 2017, March 2018, and June 2018 to allow it to capture maturities and reinvest at higher rates after the Fed’s policy action.

•

The Fund tactically shifted between London Interbank Offered Rate (LIBOR)-based floating-rate securities and LIBOR-based fixed-rate securities, as well as between agency securities versus U.S. Treasury securities and repurchase agreements. These shifts were driven by the relative yield spreads between these securities.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Government Money Market Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Government Money Market Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Over the reporting period, the global economy continued to grow, and central banks gradually tightened monetary policy. In the US, the economy expanded and employment increased. In June, the Federal Reserve hiked interest rates for the seventh time since 2015, based on confidence in the economy.

Equity returns were strong, due to optimistic earnings expectations and investor sentiment. Global equities, including emerging markets, generally posted positive returns. However, they trailed the performance of US equities, which rose on higher corporate profits, new regulatory policies, and tax reform benefits. Volatility spiked briefly in the middle of the period on inflation concerns, rising interest rates, and a potential global trade war, but it decreased as the period ended.

The overall bond market declined modestly during the period, as measured by the Bloomberg Barclays US Aggregate Bond Index. The best performance came from higher-yielding, economically sensitive sectors. Although they finished the period with negative returns, US investment-grade corporate bonds outperformed US government nominal bonds. A major trend during the period was the flattening of the US Treasury yield curve, which increased the yield on fixed income investments with shorter maturities and made them more attractive to investors.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Money Market Fund

September 14, 2018

*The Prudential Day One Funds did not change their names.

PGIM Government Money Market Fund	5

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. The Fund is subject to periodic adjustments to its expense budget during the fiscal year which may affect its reported 7-day current yield. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.pgiminvestments.com.

Fund Facts as of 7/31/18
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)
Class A	1.61	1.00	36 Days	381.1
Class B	2.14	1.00	36 Days	12.5
Class C	2.02	1.00	36 Days	9.9
Class Z	1.71	1.00	36 Days	84.9
iMoneyNet, Inc. Government & Agency Retail Avg.*	1.32	N/A	31 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of July 31, 2018.

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Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Government Money Market Fund (Class Z shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from July 25, 2017 to July 31, 2018, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2018.

PGIM Government Money Market Fund	7

Your Fund’s Performance (continued)

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Strategy and Performance Overview

How did the Fund perform?

•	The seven-day current yield of the PGIM Government Money Market Fund’s class Z shares began the 12-month reporting period at 0.25% and increased to 1.71% when the period ended July 31, 2018.

What were market conditions?

•

During the reporting period, money markets generally transitioned from the significant disruptions of the prior reporting year—including the U.S. presidential election and implementation of money market reforms—to a less volatile period, where the market navigated the direction of the economy and Fed policy.

•

The Fed increased the federal funds rate to 1.25% in June 2017, just prior to the start of the reporting period. The Fed subsequently raised rates three times during the period, finishing at 2% in June 2018. Against a backdrop of strong macro fundamentals, low and stable inflation, and solid business confidence, the global economy continued its impressive performance though the latter half of 2017 and into 2018, allowing the Fed to further normalize rates. Additionally, fiscal stimulus via the tax reform package passed in December 2017 likely relieved the Fed of some resistance to its hikes.

•

Consistent with a pickup in economic growth expectations, longer-term yields increased over the period, with the 10-year U.S. Treasury yield elevating from 2.4% at year end to over 3% by late April. However, with inflation at target levels, unemployment down, and the Fed continuing its cautious rate-hiking cycle, the U.S. 10-year Treasury finished the period in a tight range, ending at 2.96%.

•

In other Fund sectors, repurchase agreement (repo) yields followed the same trajectory as the federal funds rate. Overnight Treasury repo rates began the reporting period around 1.0% and rose to 1.9% by July 31, 2018, as measured by the BNY Mellon Treasury Tri-Party Repo Index.

•

Government-sponsored enterprise (GSE) discount note yields also moved higher along with other government assets, all increasing approximately 1% during the 12-month period. Three- and six-month GSE yields rose from 1.08% to 2.02%, and 1.14% to 2.19%, respectively. The U.S. Treasury bill yield curve steepened from 24.5 basis points to 51.6 basis points during the reporting period.

How was the Fund managed during the reporting period?

•

The Fund invests in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. The main sectors include Treasury bills and coupons, fixed- and floating-rate agency notes, agency discount notes, and repurchase agreements.

PGIM Government Money Market Fund	9

Strategy and Performance Overview (continued)

•

Throughout the reporting period, the Fund maintained a cautious yet tactical stance on interest-rate risk. The Fund’s weighted-average maturity was shortened in anticipation of expected Fed rate hikes during December 2017, March 2018, and June 2018 to allow it to capture maturities and reinvest at higher rates after the Fed’s policy action.

•

The Fund tactically shifted between London Interbank Offered Rate (LIBOR)-based floating-rate securities and LIBOR-based fixed-rate securities, as well as between agency securities versus U.S. Treasury securities and repurchase agreements. These shifts were driven by the relative yield spreads between these securities.

Current outlook

•

PGIM Fixed Income expects the Fed to raise rates two more times in 2018 and perhaps two more times in 2019, with the Fed following a data-dependent process. PGIM Fixed Income will continue to tactically manage the portfolio around expected Fed actions, and between the limited sectors available in the portfolio as their relative values fluctuate.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional

PGIM Government Money Market Fund	11

Fees and Expenses (continued)

expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Money Market Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,005.60	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Class B	Actual	$1,000.00	$1,005.60	0.59%	$2.93
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Class C	Actual	$1,000.00	$1,005.80	0.55%	$2.74
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class Z	Actual	$1,000.00	$1,006.50	0.41%	$2.04
	Hypothetical	$1,000.00	$1,022.76	0.41%	$2.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) 11.4%
Credit Agricole Corporate & Investment Bank,
1.93%, dated 07/31/18, due 08/07/18 in the amount of $21,007,881				21,000	$21,000,000
Merrill Lynch,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $24,685,323				24,684	24,684,000
TD Securities (USA) LLC,
1.93%, dated 07/31/18, due 08/01/18 in the amount of $10,000,536				10,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (cost $55,684,000)					55,684,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 75.1%
Federal Farm Credit Bank	1.962	%(cc)	01/15/19	6,000	6,000,000
Federal Farm Credit Bank	1.997	(cc)	08/08/18	7,000	7,000,040
Federal Farm Credit Bank	2.000	(cc)	04/04/19	15,000	14,998,989
Federal Farm Credit Bank	2.105	(cc)	10/03/18	8,000	8,002,385
Federal Farm Credit Bank	2.126	(cc)	08/10/18	11,000	11,000,536
Federal Home Loan Bank	1.914	(s)	08/08/18	6,000	5,997,808
Federal Home Loan Bank	1.918	(cc)	09/17/18	7,000	7,000,000
Federal Home Loan Bank	1.921	(s)	08/06/18	6,000	5,998,425
Federal Home Loan Bank	1.927	(s)	08/24/18	5,000	4,993,947
Federal Home Loan Bank	1.929	(cc)	10/18/18	6,000	6,000,000
Federal Home Loan Bank	1.930	(s)	08/23/18	6,000	5,993,033
Federal Home Loan Bank	1.931	(s)	08/15/18	5,000	4,996,306
Federal Home Loan Bank	1.931	(s)	09/10/18	2,000	1,995,778
Federal Home Loan Bank	1.931	(s)	09/11/18	2,000	1,995,672
Federal Home Loan Bank	1.932	(s)	08/20/18	7,000	6,992,981
Federal Home Loan Bank	1.933	(s)	08/07/18	8,000	7,997,467
Federal Home Loan Bank	1.935	(s)	08/17/18	13,000	12,989,005
Federal Home Loan Bank	1.939	(cc)	10/24/18	6,000	6,000,000
Federal Home Loan Bank	1.943	(s)	09/25/18	7,000	6,979,574
Federal Home Loan Bank	1.944	(cc)	10/12/18	7,000	7,000,000
Federal Home Loan Bank	1.948	(cc)	09/17/18	6,000	6,000,000
Federal Home Loan Bank	1.951	(s)	08/29/18	7,000	6,989,552
Federal Home Loan Bank	1.954	(cc)	12/24/18	15,000	15,000,618
Federal Home Loan Bank	1.955	(s)	09/14/18	15,000	14,964,796
Federal Home Loan Bank	1.955	(s)	09/19/18	19,000	18,950,333
Federal Home Loan Bank	1.961	(cc)	12/10/18	7,000	7,000,000
Federal Home Loan Bank	1.981	(cc)	12/21/18	11,000	11,000,000
Federal Home Loan Bank	1.995	(s)	10/03/18	7,000	6,976,014
Federal Home Loan Bank	1.995	(s)	10/05/18	8,000	7,971,718

See Notes to Financial Statements.

PGIM Government Money Market Fund	13

Schedule of Investments (continued)

as of July 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	1.996	%(s)	10/10/18	7,000	$6,973,336
Federal Home Loan Bank	2.012	(cc)	03/28/19	6,000	6,000,000
Federal Home Loan Bank	2.020	(cc)	02/04/19	7,000	7,000,000
Federal Home Loan Bank	2.027	(s)	10/24/18	7,500	7,465,192
Federal Home Loan Bank	2.033	(s)	10/17/18	8,000	7,965,863
Federal Home Loan Bank	2.033	(s)	10/23/18	6,000	5,972,402
Federal Home Loan Bank	2.073	(cc)	10/05/18	13,000	13,004,521
Federal Home Loan Mortgage Corp.	0.950		01/30/19	6,000	5,962,038
Federal Home Loan Mortgage Corp.	1.915	(s)	09/24/18	7,000	6,980,260
Federal Home Loan Mortgage Corp.	1.943	(s)	09/19/18	20,000	19,948,049
Federal Home Loan Mortgage Corp.	1.954	(s)	10/03/18	7,000	6,976,480
Federal Home Loan Mortgage Corp., MTN	1.931	(cc)	08/21/18	6,000	6,000,000
Federal Home Loan Mortgage Corp., MTN	1.952	(cc)	11/27/18	5,000	5,000,000
Federal Home Loan Mortgage Corp., MTN	1.997	(cc)	08/08/19	6,000	6,000,000
Federal National Mortgage Assoc.	1.914	(s)	09/10/18	7,000	6,985,378
Federal National Mortgage Assoc.	1.914	(s)	09/12/18	7,000	6,984,647
Federal National Mortgage Assoc.	1.914	(s)	09/14/18	7,000	6,983,916

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $366,987,059)					366,987,059

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Bills	1.914	(s)	08/16/18	6,000	5,995,288
U.S. Treasury Bills	1.934	(s)	08/30/18	24,000	23,964,440
U.S. Treasury Bills	1.938	(s)	09/27/18	7,000	6,978,920
U.S. Treasury Bills	1.939	(s)	09/20/18	20,000	19,947,100
U.S. Treasury Bills	1.966	(s)	09/13/18	12,000	11,972,337
U.S. Treasury Bills	1.977	(s)	10/04/18	9,000	8,968,960
U.S. Treasury Bills	1.984	(s)	10/11/18	4,000	3,984,640
U.S. Treasury Bills	2.038	(s)	11/01/18	3,000	2,984,833
U.S. Treasury Bills	2.147	(s)	01/10/19	8,000	7,924,580

TOTAL U.S. TREASURY OBLIGATIONS (cost $92,721,098)					92,721,098

TOTAL INVESTMENTS 105.5% (amortized cost $515,392,157)(d)					515,392,157
Liabilities in excess of other assets (5.5)%					(26,969,297)

NET ASSETS 100.0%					$488,422,860

The following abbreviation is used in the annual report:

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

14

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(m)

Repurchase agreements are collateralized by Federal Home Loan Mortgage Corporation (coupon rate 3.000%, maturity date 03/01/48) and U.S. Treasury Securities (coupon rates 2.250%-2.875%, maturity dates 02/15/27-05/15/28) with the aggregate value, including accrued interest, of $56,797,783.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$—	$55,684,000	$—
U.S. Government Agency Obligations	—	366,987,059	—
U.S. Treasury Obligations	—	92,721,098	—

Total	$—	$515,392,157	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

U.S. Government Agency Obligations	75.1%
U.S. Treasury Obligations	19.0
Repurchase Agreements	11.4

105.5
Liabilities in excess of other assets	(5.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

PGIM Government Money Market Fund	15

Schedule of Investments (continued)

as of July 31, 2018

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	$21,000,000	$(21,000,000)	$—
Repurchase Agreements	Merrill Lynch	24,684,000	(24,684,000)	—
Repurchase Agreements	TD Securities (USA) LLC	10,000,000	(10,000,000)	—

		$55,684,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments	$459,708,157
Repurchase Agreements	55,684,000
Cash	290
Receivable for Fund shares sold	636,175
Interest receivable	161,103
Prepaid expenses	42

Total Assets	516,189,767

Liabilities
Payable for investments purchased	26,949,273
Payable for Fund shares reacquired	362,788
Accrued expenses and other liabilities	155,434
Management fee payable	146,473
Dividends payable	60,736
Distribution fee payable	46,198
Affiliated transfer agent fee payable	46,005

Total Liabilities	27,766,907

Net Assets	$488,422,860

Net assets were comprised of:
Common stock, at par ($0.001 par value; 20 billion shares authorized for issuance)	$488,404
Paid-in capital in excess of par	487,934,327

488,422,731
Undistributed net investment income	129

Net assets, July 31, 2018	$488,422,860

See Notes to Financial Statements.

PGIM Government Money Market Fund	17

Statement of Assets & Liabilities

as of July 31, 2018

Class A
Net asset value, offering price and redemption price per share, ($381,072,675 ÷ 381,058,178 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share, ($12,527,301 ÷ 12,524,866 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share, ($9,908,021 ÷ 9,907,288 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share, ($84,914,863 ÷ 84,914,125 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

18

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Interest income	$7,815,678

Expenses
Management fee	1,754,508
Distribution fee(a)	550,747
Transfer agent’s fees and expenses (including affiliated expense of $252,527)(a)	579,894
Custodian and accounting fees	85,761
Registration fees(a)	65,366
Shareholders’ reports	58,370
Legal fees and expenses	28,003
Audit fee	24,352
Directors’ fees	20,090
Miscellaneous	19,064

Total expenses	3,186,155

Net investment income (loss)	4,629,523

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	10,329

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,639,852

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z
Distribution fee	550,747	—	—	—
Transfer agent’s fees and expenses	506,429	26,598	11,459	35,408
Registration fees	20,504	14,879	15,175	14,808

See Notes to Financial Statements.

PGIM Government Money Market Fund	19

Statements of Changes in Net Assets

	Year Ended July 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,629,523	$336,141
Net realized gain (loss) on investment transactions	10,329	17,098

Net increase (decrease) in net assets resulting from operations	4,639,852	353,239

Dividends from net investment income
Class A	(3,583,366)	(243,678)
Class B	(110,498)	(14,970)
Class C	(92,001)	(12,051)
Class Z	(853,987)	(83,512)

	(4,639,852)	(354,211)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold	2,024,504,234	1,201,621,827
Net asset value of shares issued in reinvestment of dividends	4,295,374	339,146
Cost of shares reacquired	(2,090,553,459)	(1,302,081,228)

Net increase (decrease) in net assets from Fund share transactions	(61,753,851)	(100,120,255)

Total increase (decrease)	(61,753,851)	(100,121,227)

Net Assets:
Beginning of year	550,176,711	650,297,938

End of year(a)	$488,422,860	$550,176,711

(a) Includes undistributed/(distributions in excess of) net investment income of:	$129	$(2,487)

See Notes to Financial Statements.

20

Notes to Financial Statements

Prudential Government Money Market Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of one series: PGIM Government Money Market Fund (the “Fund”). Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of Fund’s securities to the Manager, a Valuation Committee has been established as two persons, being one or more officers of the Company, including: the Company’s Treasurer (or the Treasurer’s direct reports); and the Company’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Government Money Market Fund	21

Notes to Financial Statements (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well

22

as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Government Money Market Fund	23

Notes to Financial Statements (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the

24

services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of average daily net assets on the first $50 million and 0.30% of average daily net assets in excess of $50 million. The effective management fee rate was 0.32% for the year ended July 31, 2018.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plan of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.125% of the average daily net assets of the Class A shares. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended July 31, 2018 no such transactions were entered into by the Fund.

4. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character,

PGIM Government Money Market Fund	25

Notes to Financial Statements (continued)

certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment transactions. For the year ended July 31, 2018, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment transactions by $12,945 due to the reclassification of distributions. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

For the years ended July 31, 2018 and July 31, 2017, the tax character of dividends paid by the Fund was $4,639,852 and $354,211 of ordinary income, respectively.

As of July 31, 2018, the accumulated undistributed earnings on a tax basis was $60,865 of ordinary income.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

5. Capital and Ownership

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $0.001 par value common stock divided into five classes, which consist of 11 billion Class A, 1 billion Class B, 1 billion Class C, 5 billion Class T and 2 billion Class Z shares as of July 31, 2018. There are no Class T shares issued or outstanding as of July 31, 2018.

At July 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 30,240 Class A shares of the Fund.

At reporting period end, two shareholders of record held 58% of the Fund’s outstanding shares.

26

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,991,516,001	$1,991,516,002
Shares issued in reinvestment of dividends and distributions	3,252,160	3,252,160
Shares reacquired	(2,047,770,298)	(2,047,770,296)

Net increase (decrease) in shares outstanding before conversion	(53,002,137)	(53,002,134)
Shares issued upon conversion from other share class(es)	977,701	977,701
Shares reacquired upon conversion into other share class(es)	(16,326)	(16,328)

Net increase (decrease) in shares outstanding	(52,040,762)	$(52,040,761)

Year ended July 31, 2017:
Shares sold	1,162,529,171	$1,162,529,173
Shares issued in reinvestment of dividends and distributions	230,312	230,313
Shares reacquired	(1,234,600,474)	(1,234,600,474)

Net increase (decrease) in shares outstanding before conversion	(71,840,991)	(71,840,988)
Shares issued upon conversion from other share class(es)	170,595	170,595
Shares reacquired upon conversion into other share class(es)	(122,478)	(122,479)

Net increase (decrease) in shares outstanding	(71,792,874)	$(71,792,872)

Class B
Year ended July 31, 2018:
Shares sold	1,809,280	$1,809,283
Shares issued in reinvestment of dividends and distributions	103,396	103,396
Shares reacquired	(4,173,954)	(4,173,954)

Net increase (decrease) in shares outstanding before conversion	(2,261,278)	(2,261,275)
Shares reacquired upon conversion into other share class(es)	(924,455)	(924,455)

Net increase (decrease) in shares outstanding	(3,185,733)	$(3,185,730)

Year ended July 31, 2017:
Shares sold	2,612,277	$2,612,276
Shares issued in reinvestment of dividends and distributions	13,986	13,986
Shares reacquired	(5,666,061)	(5,666,061)

Net increase (decrease) in shares outstanding before conversion	(3,039,798)	(3,039,799)
Shares reacquired upon conversion into other share class(es)	(67,758)	(67,758)

Net increase (decrease) in shares outstanding	(3,107,556)	$(3,107,557)

Class C
Year ended July 31, 2018:
Shares sold	6,117,066	$6,117,071
Shares issued in reinvestment of dividends and distributions	88,499	88,499
Shares reacquired	(8,840,541)	(8,840,531)

Net increase (decrease) in shares outstanding before conversion	(2,634,976)	(2,634,961)
Shares reacquired upon conversion into other share class(es)	(89,019)	(89,029)

Net increase (decrease) in shares outstanding	(2,723,995)	$(2,723,990)

Year ended July 31, 2017:
Shares sold	13,116,316	$13,116,317
Shares issued in reinvestment of dividends and distributions	11,628	11,628
Shares reacquired	(16,032,571)	(16,032,570)

Net increase (decrease) in shares outstanding before conversion	(2,904,627)	(2,904,625)
Shares reacquired upon conversion into other share class(es)	(113,762)	(113,763)

Net increase (decrease) in shares outstanding	(3,018,389)	$(3,018,388)

PGIM Government Money Market Fund	27

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Year ended July 31, 2018:
Shares sold	25,061,874	$25,061,878
Shares issued in reinvestment of dividends and distributions	851,319	851,319
Shares reacquired	(29,768,679)	(29,768,678)

Net increase (decrease) in shares outstanding before conversion	(3,855,486)	(3,855,481)
Shares issued upon conversion from other share class(es)	52,111	52,111

Net increase (decrease) in shares outstanding	(3,803,375)	$(3,803,370)

Year ended July 31, 2017:
Shares sold	23,364,060	$23,364,061
Shares issued in reinvestment of dividends and distributions	83,219	83,219
Shares reacquired	(45,782,122)	(45,782,123)

Net increase (decrease) in shares outstanding before conversion	(22,334,843)	(22,334,843)
Shares issued upon conversion from other share class(es)	133,405	133,405

Net increase (decrease) in shares outstanding	(22,201,438)	$(22,201,438)

6. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

28

Financial Highlights

Class A Shares
	Year Ended July 31,
	2018(a)		2017(a)	2016(a)		2015		2014
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.0082		0.0010	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.0082)		(0.0010)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Total Return(c):	0.82%		0.05%	0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$381,073		$433,113	$504,907		$485,752		$479,275
Average net assets (000)	$440,589		$478,071	$513,050		$485,946		$511,433
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%		0.56%	0.31%		0.16%		0.14%
Expenses before waivers and/or expense reimbursement	0.61%	(d)	0.62%	0.60%		0.62%		0.59%
Net investment income (loss)	0.81%		0.05%	0.01%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.

See Notes to Financial Statements.

PGIM Government Money Market Fund	29

Financial Highlights (continued)

Class B Shares
	Year Ended July 31,
	2018(a)		2017(a)	2016(a)		2015		2014
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.0079		0.0010	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.0079)		(0.0010)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Total Return(c):	0.79%		0.09%	0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,527		$15,713	$18,821		$20,868		$25,406
Average net assets (000)	$14,499		$17,505	$20,770		$23,124		$29,218
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.65%		0.52%	0.31%		0.16%		0.14%
Expenses before waivers and/or expense reimbursement	0.65%	(d)	0.52%	0.48%		0.50%		0.47%
Net investment income (loss)	0.76%		0.08%	0.01%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.

See Notes to Financial Statements.

30

Class C Shares
	Year Ended July 31,
	2018(a)		2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.0084		0.0010	- (b)	- (b)	- (b)
Dividends to shareholders	(0.0084)		(0.0010)	- (b)	- (b)	- (b)
Net asset value, end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return(c):	0.84%		0.09%	0.01%	0.01%	0.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,908		$12,632	$15,650	$18,271	$16,950
Average net assets (000)	$11,277		$14,606	$19,016	$16,085	$20,204
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.60%		0.52%	0.31%	0.16%	0.14%
Expenses before waivers and/or expense reimbursement	0.60	%(d)	0.52%	0.48%	0.50%	0.47%
Net investment income (loss)	0.81%		0.08%	0.01%	0.01%	0.01%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.

See Notes to Financial Statements.

PGIM Government Money Market Fund	31

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2018(a)		2017(a)	2016(a)		2015		2014
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Net investment income (loss) and net realized gain (loss) on investment transactions	0.0101		0.0010	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.0101)		(0.0010)	-	(b)	-	(b)	-	(b)
Net asset value, end of year	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000
Total Return(c):	1.01%		0.09%	0.01%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$84,915		$88,718	$110,920		$127,826		$100,226
Average net assets (000)	$85,131		$98,278	$115,952		$125,188		$104,374
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.42%		0.52%	0.31%		0.16%		0.14%
Expenses before waivers and/or expense reimbursement	0.42%	(d)	0.52%	0.48%		0.50%		0.47%
Net investment income (loss)	1.00%		0.08%	0.01%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.

See Notes to Financial Statements.

32

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Prudential Government Money Market Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the fund listed in the Appendix (the Fund), including the schedule of investments, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended July 31, 2018, and the financial highlights for the years indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 18, 2018

PGIM Government Money Market Fund	33

Appendix A

PGIM Government Money Market Fund. (formerly Prudential Government Money Market Fund, Inc.)

34

Tax Information (unaudited)

For the year ended July 31, 2018, the Fund reports the maximum amount allowable but not less than 100% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2018.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 54.88% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

PGIM Government Money Market Fund	35

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM Government Money Market Fund, Inc.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM Government Money Market Fund, Inc.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM Government Money Market Fund, Inc.

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM Government Money Market Fund, Inc.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Money Market Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: The Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

[1]	PGIM Government Money Market Fund is the sole series of Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the

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Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over the three-, five- and ten-year periods, though it underperformed over the one-year period.
•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was within six basis points of the median of all funds in the Peer Group.
•

The Board also noted information provided by PGIM Investments indicating that in August 2017 the methodology used to allocate certain expenses, such as transfer agent and blue sky fees was changed, and if the methodology change had been in effect for the full fiscal year, the Fund’s net total expenses would have ranked in the second quartile of its Peer Group.

•	The Board and PGIM Investments agreed to continue PGIM Investments’ practice of waiving a portion of its management fee in order to maintain a yield floor for the Fund.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Money Market Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Money Market Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT MONEY MARKET FUND - PURCHASE

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

PGIM GOVERNMENT MONEY MARKET FUND - EXCHANGE

SHARE CLASS	A	B	C	Z
NASDAQ	MJAXX	MJBXX	MJCXX	N/A
CUSIP	74440W102	74440W201	74440W300	N/A

MF108E

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2018 and July 31, 2017, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $24,352 and $24,111 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(c) Tax Fees

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(d) All Other Fees

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2018 and July 31, 2017 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2018

By:	/s/ Brian D. Nee
M. Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2018